Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables:
Schedule of trade and other payables

	December 31,	December 31,
	2019	2018

Trade payables	$5,164	$555
Other accrued liabilities	2,205	1,495
DSU liability (note 9 (b) (iii))	2,302	666
	$9,671	$2,716